Provision for legal and administrative proceedings (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 24,528,974	R$ 21,351,995
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,598,166	1,512,495
Provision For Labor And Social Security [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	378,286	400,827
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	22,239,407	19,236,990
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 313,115	R$ 201,683